Pledged and Restricted Assets - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amount of securities and loans pledged	$ 32,400,000,000
Fair value of accepted collateral	500,000,000
Amount of securities repledged or sold collateral	0
Average deposits maintained to meet Federal Reserve Bank reserve requirements	900,000,000
US Government Corporations and Agencies Securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amount of securities and loans pledged	22,600,000,000
Obligations of States and Political Subdivisions
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amount of securities and loans pledged	222,700,000
Loans
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amount of securities and loans pledged	9,600,000,000
Collateral Requirements
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amount of securities and loans pledged	5,000,000,000
Available for Sale Investment Securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amount of securities and loans pledged	$ 915,300,000